Financial Instruments	12 Months Ended
Mar. 31, 2012
Financial Instruments [Abstract]
Financial instruments

19. Financial instruments

The Company’s financial instruments consist of foreign exchange and interest rate derivative instruments and other financial instruments including cash and cash equivalents, trade receivables, accounts payable, accrued and other current liabilities and long-term debt.

The Company uses derivatives to partially offset its exposure to foreign exchange risk and interest rate risk. The Company enters into derivative transactions with high credit quality counterparties and, by policy, seeks to limit the amount of credit exposure to any one counterparty based on an analysis of the counterparty’s relative credit standing. The Company does not use derivative financial instruments for trading or speculative purposes.

(a) Foreign exchange rate risk

Foreign exchange risk is the risk that fluctuations in foreign exchange rates could impact the Company. The Company operates globally and is exposed to significant foreign exchange risk, primarily between the Canadian dollar and both the U.S. dollar (“USD”), and the Euro (“EUR”). This exposure relates to our U.S. dollar-denominated debt, the sale of our products to customers globally and purchases of goods and services in foreign currencies. The Company seeks to manage its foreign exchange risk by monitoring foreign exchange rates, forecasting its net foreign currency cash flows and periodically entering into forward contracts and other derivative contracts to convert a portion of its forecasted foreign currency denominated cash flows into Canadian dollars for the purpose of paying Canadian dollar denominated operating costs. The Company may also enter into forward contracts and other derivative contracts to manage its cash flows in other currencies.

These programs reduce, but do not entirely eliminate, the impact of currency exchange movements. The Company currently does not apply hedge accounting to its currency derivatives. The maturity of these instruments generally occurs within 12 months. Gains or losses resulting from the fair valuing of these instruments are reported in foreign exchange loss (gain) in the consolidated statements of operations.

(b) Interest rate risk

Interest rate risk is the risk that the value of a financial instrument will be affected by changes in market interest rates. The Company’s financing includes long-term debt and revolving credit facilities that bear interest based on floating market rates. Changes in these rates result in fluctuations in the required cash flows to service this debt. The Company partially mitigates this risk by periodically entering into interest rate swap agreements to fix the interest rate on certain long-term variable-rate debt. The Company currently does not apply hedge accounting to its interest rate derivatives. Changes in the fair value of these interest rate derivatives are included in interest expense in the consolidated statements of operations.

(c) Credit risk

Credit risk is the risk that the counterparty to a financial instrument fails to meet its contractual obligations, resulting in a financial loss to the Company.

The Company sells hardware and software that enables group collaboration and learning to a diverse customer base over a global geographic area. The Company evaluates collectability of specific customer receivables based on a variety of factors including currency risk, geopolitical risk, payment history, customer stability and other economic factors. Collectability of receivables is reviewed on an ongoing basis by management and receivables accounts are adjusted as required. Receivables balances are charged against the allowance when the Company determines that it is probable that the receivable will not be recovered. The geographic diversity of the customer base, combined with the Company’s established credit approval practices and ongoing monitoring of customer balances, mitigates this counterparty risk (note 6).

Fair value measurements

ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date and establishes a three-tier value hierarchy, which prioritizes the inputs in the valuation methodologies in measuring fair value:

Level 1—Unadjusted quoted prices at the measurement date for identical assets or liabilities in active markets.

Level 2—Observable inputs other than quoted market prices included in level 1, such as quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets in markets that are not active; or inputs that are observable or can be corroborated by observable market data.

Level 3—Significant unobservable inputs which are supported by little or no market activity and typically reflect managements estimates of assumptions that market participants would use in pricing the asset or liability.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The following table presents the Company’s assets and liabilities that are measured at fair value on a recurring basis.

March 31, 2012

	Level 1	Level 2	Level 3	Total
Assets
Money market funds	$76,114	$—	$—	$76,114
Derivative instruments	—	891	—	891

Total assets	$76,114	$891	$—	$77,005

Liabilities
Derivative instruments	$—	$908	$—	$908

Total liabilities	$—	$908	$—	$908

March 31, 2011

	Level 1	Level 2	Level 3	Total
Assets
Money market funds	$108,363	$—	$—	$108,363
Derivative instruments	—	1,340	—	1,340

Total assets	$108,363	$1,340	$—	$109,703

Liabilities
Derivative instruments	$—	$1,846	$—	$1,846

Total liabilities	$—	$1,846	$—	$1,846

(a) Fair value of derivative contracts

March 31, 2012

	Fair value	Contract expiry	Rates	Notional amounts of quantity
Foreign exchange forward derivative contracts	$749 95 (144)	Apr 2012 to Jan 2013 Apr 2012 to Jan 2013 Apr 2012 to Feb 2013	0.9798 - 1.0617 1.3304 - 1.3617 1.5556 - 1.6068	USD 24,000 EUR 7,000 GBP 7,500

	$700

Interest rate derivative contracts	$(717)	Aug 2014	0.750% - 0.945%	50% of the outstanding principal on the first lien term loan over the contract term

March 31, 2011

	Fair value	Contract expiry	Rates	Notional amounts of quantity
Foreign exchange forward derivative contracts	$832 (426 408)	Apr 2011 to Sep 2011 Apr 2011 to Jan 2012 Apr 2011 to Jan 2012	1.0311 - 1.0460 1.2970 - 1.4069 1.5081 - 1.6027	USD 13,000 EUR 17,500 GBP 11,500

	$814

Interest rate derivative contracts	$(1,320)	Dec 2011	1.253%	60% of the outstanding principal on the first and second lien term loans over the contract term

The Company enters into foreign exchange forward derivative contracts to hedge its risks in the movement of foreign currencies against the Canadian dollar. The fair value of foreign exchange derivative contracts of $891 is included in other current assets at March 31, 2012 (March 31, 2011 – $1,340). The fair value of foreign exchange derivative contracts of $191 is included in accrued and other current liabilities at March 31, 2012 (March 31, 2011 – $526). Changes in the fair value of these contracts are included in foreign exchange loss (gain). The Company recorded a loss of $748 and gains of $744 and $11,423 for the years ended March 31, 2012, 2011 and 2010, respectively.

The fair value of interest rate derivate contracts included in accrued and other current liabilities is $484 at March 31, 2012 (March 31, 2011 – $1,320). The fair value of interest rate derivative contracts included in other long-term liabilities is $233 at March 31, 2012 (March 31, 2011 – zero). Changes in the fair value of these contracts are included in interest expense. The Company recorded gains of $604, $3,931 and $5,766 for the years ended March 31, 2012, 2011 and 2010, respectively.

The estimated fair values of foreign exchange and interest rate derivative contracts are derived by the Company’s counterparties to such contracts, all of which are independent third parties. The assets and liabilities are valued by such third parties using complex financial models with inputs such as benchmark yields, time to maturity, reported trades, broker/dealer quotes, issuer spreads and discount rates. Valuations are reviewed by the Company.

Considerable judgment is required in developing the estimates of fair value. Therefore, estimates are not necessarily indicative of the amounts the Company could expect to realize in a liquidation or unwinding of an existing contract.

(b) Long-term debt

The estimated fair value of the Company’s long-term debt has been determined based on current market conditions by discounting future cash flows under current financing arrangements at borrowing rates believed to be available to the Company for debt with similar terms and remaining maturities.

The fair value of debt was measured utilizing Level 3 inputs. The Level 3 fair value measurements utilize a discounted cash flow model. This model utilizes observable inputs such as contractual repayment terms and benchmark forward yield curves, plus a discount rate that is intended to represent our credit risk for secured or unsecured obligations. We estimate our credit risk based on our corporate credit rating and the credit rating on our variable-rate long-term debt and utilize benchmark yield curves that are widely used in the financial industry.

The carrying value and fair value of the Company’s long-term debt as at March 31, 2012 and March 31, 2011, are as follows.

	March 31, 2012		March 31, 2011
	Carrying amount	Fair value	Carrying amount	Fair value
Variable-rate long-term debt	$291,275	$289,340	$339,325	$329,836

(c) Other financial assets and liabilities

The fair values of cash and cash equivalents, trade receivables and accounts payable and accrued and other current liabilities approximate their carrying amounts due to the short-term maturity of these instruments. A portion of these items are denominated in currencies other than the Canadian dollar functional currency of the Company including the U.S. dollar, Euro and British pound sterling and are translated at the exchange rate in effect at the balance sheet date.